Total Capital and Net Income Per Common Unit - Repurchase of Common Units (Details) - Preferred Units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Accelerated Share Repurchases [Line Items]
Dividends, Preferred Stock, Cash	$ 24.9	$ 25.6	$ 25.7
Repurchase agreements
Accelerated Share Repurchases [Line Items]
Stock Repurchase Program, Authorized Amount				$ 30.0